Nov. 18, 2020
Premier Shares Prospectus | Dreyfus Institutional Treasury Obligations Cash Advantage Fund
Dreyfus Institutional Treasury Obligations Cash Advantage Fund

November 18, 2020

DREYFUS INSTITUTIONAL TREASURY OBLIGATIONS CASH ADVANTAGE FUND

Premier Shares

Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"), the management agreement between Dreyfus Institutional Reserves Funds, on behalf of the fund, and BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser") will be amended to reflect a reduction in the management fee payable by the fund to BNYM Investment Adviser from an annual rate of 0.14% to an annual rate of 0.10% of the value of thefund's average daily net assets.

In addition, as of the Effective Date, the fund's name will be changed to "Dreyfus Institutional Preferred Treasury Obligations Fund" and Premier shares of the fund will be converted to Hamilton shares of the fund. Hamilton shares of the fund have a lower total annual expense ratio and a better performance record than Premier shares of the fund. Investors may obtain a free copy of the Prospectus for Hamilton shares of the fund by calling 1-800-346-3621.